Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000177103 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000177103 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.90%
C000177103 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.40%
C000177103 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000177103 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177103 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177103 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177103 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177103 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.50%
C000177103 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000177103 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	29.40%
C000177103 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177103 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000177103 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000076404 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000076404 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000177105 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000177105 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.90%
C000177105 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.40%
C000177105 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000177105 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177105 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177105 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177105 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177105 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.50%
C000177105 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000177105 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	29.40%
C000177105 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177105 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000177105 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000023382 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023382 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000076407 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000076407 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000115039 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000115039 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115039 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000115039 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000115039 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115039 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115039 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.60%
C000115039 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	65.80%
C000115039 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115039 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.10%
C000115039 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000115039 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115039 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000125379 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000125378 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000125378 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000115043 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000115043 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.10%
C000115043 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115043 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000115043 [Member] | JORDAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115043 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000115043 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115043 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.80%
C000115043 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.50%
C000115043 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.30%
C000115043 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
C000115043 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000115043 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000115037 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000115037 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115037 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000115037 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000115037 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115037 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115037 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.60%
C000115037 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	65.80%
C000115037 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115037 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.10%
C000115037 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000115037 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000115036 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000115036 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115036 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000115036 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000115036 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115036 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115036 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.60%
C000115036 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	65.80%
C000115036 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115036 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.10%
C000115036 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000115036 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000023379 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000023381 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023381 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000115040 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000115040 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.10%
C000115040 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115040 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000115040 [Member] | JORDAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115040 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000115040 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115040 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.80%
C000115040 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.50%
C000115040 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.30%
C000115040 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
C000115040 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000115040 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000177102 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000177102 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.90%
C000177102 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.40%
C000177102 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000177102 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177102 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177102 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177102 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177102 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.50%
C000177102 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000177102 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	29.40%
C000177102 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177102 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000177102 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000177104 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000177104 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.90%
C000177104 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.40%
C000177104 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000177104 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177104 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177104 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177104 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177104 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.50%
C000177104 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000177104 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	29.40%
C000177104 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177104 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000177104 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000076405 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000076405 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000115041 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000115041 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.10%
C000115041 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115041 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000115041 [Member] | JORDAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115041 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000115041 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115041 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.80%
C000115041 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.50%
C000115041 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.30%
C000115041 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
C000115041 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000115041 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%